Acquisition and Distribution Agreements - Additional Information (Detail) - CAD CAD in Millions	Nov. 01, 2016	Jan. 01, 2016
Standard Chartered's Mandatory Provident Fund and Occupational Retirement Schemes Ordinance [Member]
Disclosure of detailed information about business combination [Line Items]
Consideration paid in cash	CAD 392
Distribution partnership agreement term	15 years
DBS Bank Ltd [Member] | Distribution networks [Member]
Disclosure of detailed information about business combination [Line Items]
Intangible assets recognized		CAD 536
Regional distribution agreement term		15 years